Investment in Securities - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Dec. 31, 2020 JPY (¥) Investment	Dec. 31, 2019 JPY (¥)	Dec. 31, 2020 JPY (¥) Investment	Dec. 31, 2019 JPY (¥)	Sep. 30, 2020 JPY (¥)	Mar. 31, 2020 JPY (¥) Investment	Sep. 30, 2019 JPY (¥)	Mar. 31, 2019 JPY (¥)
Schedule of Investments [Line Items]
Investment funds fair value	¥ 8,772,000,000		¥ 8,772,000,000			¥ 25,295,000,000
Net unrealized holding gains (losses) on equity securities	¥ 30,525,000,000	¥ 22,522,000,000	¥ 67,858,000,000	¥ 34,529,000,000
Number of investment securities in an unrealized loss position | Investment	574		574			678
Total other-than-temporary impairment losses				0
Debt securities, available-for-sale, allowance for credit loss	¥ 0		¥ 0
Allowance for Credit Losses	81,661,000,000	56,922,000,000	81,661,000,000	56,922,000,000	¥ 86,795,000,000	¥ 56,836,000,000	¥ 55,173,000,000	¥ 58,011,000,000
Debt securities available-for-sale accrued interest, after allowance for credit loss	6,183,000,000		6,183,000,000
Accrued Interest Receivables [Member]
Schedule of Investments [Line Items]
Allowance for Credit Losses	0		0
Certain Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	4,471,000,000		4,471,000,000			6,326,000,000
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	41,000,000	¥ 74,000,000	45,000,000	¥ 7,000,000
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	2,895,000,000		2,895,000,000			18,189,000,000
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 1,406,000,000		¥ 1,406,000,000			¥ 780,000,000